Transactions with Vulcan Materials Company (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Capital contributions made	$ 116,000	$ 125,000	$ 114,000
Equity in the loss of the joint venture	(63,000)	(8,000)	(39,000)
Brooksville Joint Venture
Acreage to be developed	4,300
FRP land contribution previously leased to Vulcan	3,443
Book value of land contribution	2,548,000
Royalty revenues	206,000	242,000
Allocated depletion expense	6,000
FRP additional contribution for land	3,018,000
Additional land acquired	288
Vulcan land contribution	553
Mandatory capital contribution obligation	2,330,000
Capital contributions made	2,272,000
Equity in the loss of the joint venture	$ (41,000)